Other current liabilities	12 Months Ended
Dec. 31, 2023
Other current liabilities
Other current liabilities

14.Other current liabilities

The following is a summary of other current liabilities as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB	RMB
Professional service fee	9,391	6,319
Advertising expense payables	5,893	2,703
Promotional expense payables	1,099	5,862
Others	7,308	5,582
Total	23,691	20,466